Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments
Schedule of reconciliation of available-for-sale securities

December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Money market securities	$1,178	$3	$—	$1,181